Hawaiian Tax-Free Trust

SUMMARY PROSPECTUS / July 25, 2016

as revised as of September 19, 2016

Tickers:	Class A – HULAX	Class C – HULCX
Class Y – HULYX

This summary prospectus is designed to provide investors with key Trust information in a clear and concise format.  Before you invest, you may want to review the Trust’s complete Prospectus, which contains more information about the Trust and its risks. You can find the Trust's Prospectus and other information about the Trust online at www.aquilafunds.com/prospectuses-reports/.  You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Trust's Prospectus and Statement of Additional Information, both dated July 25, 2016, as revised as of September 19, 2016, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
Investment Objective

The Trust’s objective is to provide you as high a level of current income exempt from Hawaiian state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Trust

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 24 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares?” on page 26 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 28 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 36 of the Statement of Additional Information (the “SAI”).

	Class A Shares	Class C Shares	Class Y Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None

Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)

Investment Advisory Fee	0.23%	0.23%	0.23%

Distribution and Service (12b-1) Fees	0.20%	1.00%	None

Other Expenses	0.40%	0.40%	0.40%

Total Annual Trust Operating Expenses	0.83%	1.63%	0.63%

(1)	Purchases of $1 million or more have no front-end sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$481	$654	$842	$1,384
Class C Shares	$266	$514	$887	$1,522
Class Y Shares	$64	$202	$351	$786

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$166	$514	$887	$1,522

Portfolio Turnover

The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Trust's assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Hawaii State and regular Federal income taxes.  In general, almost all of these obligations are issued by the State of Hawaii, its counties and various other local authorities; these obligations may also include certain other governmental issuers, such as American Samoa, Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. We call these "Hawaiian Obligations." These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Hawaiian Obligations, such as general obligation issues, are backed by the issuer's taxing authority, while other Hawaiian Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Trust's average portfolio maturity has traditionally been between 8 and 12 years.

At the time of purchase, the Trust's Hawaiian Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Trust's investment adviser, Asset Management Group of Bank of Hawaii (the "Adviser").

The Adviser selects obligations for the Trust's portfolio in order to best achieve the Trust's objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks

You may lose money by investing in the Trust.  Following is a summary description of certain risks of investing in the Trust.

Market Risk. The market prices of the Trust's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.  When market prices fall, the value of your investment will go down.  In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as unlikely to achieve the desired results.  The Federal Reserve has reduced its market support activities and recently has begun raising interest rates.  Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth.  Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Trust invests.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low, so the Trust faces a heightened risk that interest rates may rise.  A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Trust.  The maturity of a security may be significantly longer than its effective duration.  A security's maturity may be more relevant than its effective duration in determining the security's sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Hawaii and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Hawaii and other municipal issuers in which the Trust may invest.  Hawaii's economy, which relies substantially on tourism, the U.S. military, real estate, construction and other service-based industries, depends significantly on conditions in the U.S. economy and key international economies, especially Japan.  Continued economic recovery in Hawaii will be affected by, among other factors, the health of the tourism sector, real or threatened acts of war or terrorism, increases in energy costs, as well as by uncertainty related to Federal fiscal policy, slower growth in the global economy, including a slowdown in growth in the Japanese economy, geopolitical risks, and business and consumer uncertainty related to these issues.  Hawaii, which consists entirely of islands, is vulnerable to public health issues, climate change, adverse weather, and natural disasters, including flooding, hurricanes, tsunamis and volcanic activity.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods an increasing number
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of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Trust's Hawaiian Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. The Trust may make investments that are illiquid or become illiquid after purchase.  Illiquid assets may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.  The Trust may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Trust's ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities.  Issuers may be more likely to prepay their securities if interest rates fall.  If this happens, the Trust will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Trust may also lose any premium it paid on prepaid securities.

Extension Risk.  If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market.  This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser's judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Trust could receive for any particular portfolio investment may differ from the Trust's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Trust shares on days when the Trust is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Trust had not fair-valued securities or had used a different valuation methodology.  The Trust's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.  The Trust may experience heavy redemptions that could cause the Trust to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Non-Diversification Risk.  The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more risky than a more geographically diverse fund.

An investment in the Trust is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Trust Performance

The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust's performance from year to year and by showing how the Trust's average annual total returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS - As of December 31
Class Y Shares
2006 - 2015

15%

10%

                                        7.54%            7.60%
                                        XXXX             XXXX                    5.60%
5%                                      XXXX             XXXX     4.45%          XXXX
                                        XXXX             XXXX     XXX            XXXX
                   3.79%  3.16%         XXXX             XXXX     XXX            XXXX
                   XXXX   XXXX          XXXX             XXXX     XXX            XXXX    2.26%
                   XXXX   XXXX   1.31%  XXXX    1.85%    XXXX     XXX            XXXX    XXXX
0%                 XXXX   XXXX   XXXX   XXXX    XXXX     XXXX     XXX            XXXX    XXXX
                                                                         XXXX
-2                                                                       XXXX
                                                                        -2.35%
-5

-10
                  2006   2007   2008   2009    2010     2011     2012    2013    2014    2015

 Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.45% (quarter ended March 31, 2009) and the lowest return for a quarter was -2.65% (quarter ended June 30, 2013).

The year-to-date (from January 1, 2016 to June 30, 2016) total return for Class Y Shares was 3.07%.

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	Average Annual Total Returns for the Periods Ended December 31, 2015
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	(2.03)%	2.41%	2.84%
Class C	0.23%	2.45%	2.45%
Class Y	2.26%	3.46%	3.48%
Class Y Returns After Taxes:
On Distributions	2.28%	3.46%	3.48%
On Distributions and Redemption	2.39%	3.34%	3.46%
Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	2.71%	3.94%	4.34%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  (Please note that an investment in shares of the Trust may not be suitable for you if you are investing through a tax-deferred account). The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Management

Investment Adviser --Asset Management Group of the Bank of Hawaii

Administrator/Business Manager --Aquila Investment Management LLC (the “Administrator”)

Portfolio Managers -- Mr. Stephen Rodgers, CFA is the Chief Investment Officer and an Executive Vice President of Bank of Hawaii (“BOH”).  Mr. Rodgers is the lead Portfolio Manager and has been working with the Trust’s portfolio since 2003. He has been with BOH since 1995.

Ms. Janet Katakura is a Vice President and Senior Portfolio Manager with BOH. She has been employed by BOH since 1983 and has over 30 years of experience in the investment industry.

Ms. Stephanie Nomura is a Vice President and Senior Portfolio Manager with BOH.  She has been employed by BOH since September 2016 and has over 16 years of experience in the investment industry.

Purchase and Sale of Trust Shares

You may purchase, redeem or exchange shares of the Trust on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C Shares either through a financial advisor or directly from the Trust. The minimum initial purchase amount for Class A and Class C Shares is $1,000, or $50 if an automatic investment program is established. There is no minimum for subsequent investments.  Class Y Shares may be purchased, redeemed or exchanged only through a financial intermediary, which may impose separate investment minimums.

Tax Information

The Trust intends to distribute income that is exempt from regular Federal income tax and Hawaii state income tax. Portions of the Trust's distributions may be subject to such taxes and/or to the Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Trust and Aquila Distributors LLC (the “Distributor”) or the Administrator may pay the intermediary for the sale of Trust shares and related shareholder servicing activities. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Trust over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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